7. Income Taxes (June 2017) (Details - Deferred taxes) - USD ($)	Jun. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Net non-current deferred tax assets:
Net operating loss carry-forward	$ 1,336,430	$ 924,304	$ 330,359
Net non-current deferred tax liabilities:
Intangible assets	11,957	109,471	0
Net	1,324,743	814,833	330,359
Less valuation allowance	(1,324,743)	(814,833)	(330,359)
Net deferred taxes	$ 0	$ 0	$ 0